Loan Commitments and Other Related Activities (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan Commitments and Other Related Activities (Textual) [Abstract]
Commitments to make loans	60 days or less
Fixed rate loan commitment interest rate minimum	3.95%	2.74%
Fixed rate loan commitment interest rate maximum	5.25%	9.04%
Commitments maturity	60 months	180 months